LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about long-term prepayments and other assets [line items]
Operating rights of service stations	¥ 34,934	¥ 34,268
Others (i)	24,459	21,989
Balance as of end of year	91,408	81,982
Third parties
Disclosure of detailed information about long-term prepayments and other assets [line items]
Prepayments for construction projects to third parties	5,502	4,999
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term prepayments and other assets [line items]
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	¥ 26,513	¥ 20,726